Subsequent Events (Details)			1 Months Ended			12 Months Ended
	Oct. 15, 2021 USD ($)	Oct. 10, 2021 USD ($) $ / shares	Oct. 26, 2021 $ / shares shares	Oct. 25, 2021 $ / shares shares	Oct. 19, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Nov. 03, 2021 $ / shares shares
Subsequent Events (Details) [Line Items]
Convertible note maturity date						Mar. 31, 2022
Conversion price						$ 0.2
Warrants term						2 years
Exercise price (in Shares) | shares						0.4
Per share						$ 0.25
Shares purchased (in Shares) | shares				543,000
Exercise price				$ 270,000
Common stock per value						$ 0.25
Repaid principal balance (in Dollars) | $					$ 286,441
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Gross proceeds (in Dollars) | $		$ 62,500
Per share		$ 0.35					$ 0.2
Common stock per value			$ 0.2
Converted notes (in Shares) | shares			24,614,500
Common stock issued (in Shares) | shares							13,590,000
Related-party note receivable (in Dollars) | $	$ 281,771
Cryocann Acquisition [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Repaid promissory note (in Dollars) | $	$ 1,252,316
Investors [Member]
Subsequent Events (Details) [Line Items]
Convertible notes and warrants (in Dollars) | $						$ 500,000
Number of investors						2
Minimum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock per value				0.5
Maximum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock per value				$ 0.52